Schedule II - Condensed Financial Information of Parent - Loans to Subsidiaries - Additional Information (Detail) (Parent Issuer, USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Accounts, Notes, Loans and Financing Receivable [Line Items]
Interest income, operating	$ 1.1	$ 8.1	$ 16.1
Cost Of Funds
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loan to subsidiary, basis spread on variable rate	0.15%
Minimum
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loan to subsidiary, reciprical interest rate	2.00%
Maximum
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loan to subsidiary, reciprical interest rate	5.00%